SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
Summary of option activity under the Plan

		Weighted		Weighted-average	Aggregate
		average		remaining	intrinsic
Options	Shares	exercise price		contractual term	value

Outstanding at January1, 2012	16,059,328	$	US0.20
Granted*	14,835,328	$	US0.01
Exercised	(8,600,000)	$	US0.28
Forfeited	(1,056,000)	$	US0.25
Cancelled*	(13,883,328)	$	US0.16
Outstanding at December 31, 2012	7,355,328	$	US0.12	4.6 years	2,025
Exercisable at December 31, 2012	5,747,833	$	US0.12	4.2 years	1.494

* Due to the share option modification in December 2012, 13,883,328 old share options were cancelled and replaced with the same number of new share options granted.

Schedule of assumptions used in estimation of fair value of option granted

	Years ended December 31,
	2010	2011	2012

Weighted average risk-free interest rate	1.49%	1.35%	1.44%
Weighted average expected term	1.4 years	2.2 years	4.7 years
Weighted average volatility	41.1%	45.5%	47.1%
Weighted average dividend yield	—	—	—
Weighted fair value of underlying ordinary shares	2.90	1.01	0.62